Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash And Cash Equivalents Abstract
Compensating Balance, Amount	$ 19,500,000	$ 18,000,000
Prior Period Adjustment [Abstract]
Deferred Finance Costs, Current, Net		455,000
Error Corrections And Prior Period Adjustments Description		An amount of $455, representing the current portion of deferred financing costs as at December 31, 2013 was reclassified to the Current portion of long-term debt of the respective year, for comparability purposes with the December 31, 2014 consolidated balance sheet.
Property Plant And Equipment Impairment Or Disposal Abstract
Time charter equivalent rate assumed for asset impairment	10 year average of 1 year time charter rates
Assumed inflation percentage for asset impairment	3.00%
Assumed vessel utilization for asset impairment	98.00%
Off hire percentage assumed for asset impairment	1.00%
Provision For Loan And Lease Losses Abstract
Provision For Loan Losses Expensed	0	0
Receivables Abstract
Provision for Doubtful Accounts	0	0
[DrybulkersMember]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	0	0	0
[BuildingMember]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0